UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      January 22, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    85050

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLIANCE DATA SYS CO RP COM ST COMMON STOCK     018581108    38136   463450 SH       SOLE                 508552        0        0
D CLEAR CHANNEL COMMUN ICATIONS  COMMON STOCK     184502102    22225   565715 SH       SOLE                 643830        0        0
D EQUITY MEDIA HLDGS CORP WRNT   WARRANTS         294725114        8    40000 SH       SOLE                  40000        0        0
D FORESTAR REAL                  COMMON STOCK     346233109      527    22336 SH       SOLE                  22336        0        0
D GUARANTY FINL                  COMMON STOCK     40108N106     3038    55013 SH       SOLE                  89541        0        0
D HARRAHS ENTERTAINMEN T INC COM COMMON STOCK     413619107    16131   160626 SH       SOLE                 181750        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1633   322615 SH       SOLE                 341573        0        0
D LIGAND PHARMACEUTICA LS INC CL OPTIONS - CALLS  99ADH2076      411    85000 SH  CALL SOLE                  85000        0        0
D NABI BIOPHARMACEUTIC ALS COM S COMMON STOCK     629519109     3535   859763 SH       SOLE                 979077        0        0
D PROSPECT CAPITAL  COM STK      COMMON STOCK     74348T102      399    26884 SH       SOLE                  30600        0        0
D PROTECTION ONE INC  COM STK    COMMON STOCK     743663403      411    36404 SH       SOLE                  34792        0        0
D SLM CORP EDNOTES BOO K ENTRY C COMMON STOCK     78442P106     1389    49277 SH       SOLE                  69013        0        0
D TEMPLE-INLAND INC  COM STK     COMMON STOCK     879868107     1397    67012 SH       SOLE                  67012        0        0
D TEMPLE-INLAND INC  COM STK     OPTIONS - CALLS  99O9T1QK2      317    15200 SH  CALL SOLE                  15200        0        0
D VENTANA MEDICAL SYST EMS INC C COMMON STOCK     92276H106     7807    78620 SH       SOLE                  89500        0        0
S REPORT SUMMARY                 15 DATA RECORDS               85050        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED